Fees Summary	Jan. 27, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,985,000
Previously Paid Amount	0.00
Total Fee Amount	303.90
Total Offset Amount	0.00
Net Fee	303.90
Narrative - Max Aggregate Offering Price	$ 1,985,000
Final Prospectus	true